Consolidated statements of comprehensive income (Parenthetical) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Items that will be subsequently reclassified to net earnings
Income tax relating to cash flow hedges	$ (201)	$ 144
Items that will not be reclassified to net earnings
Income tax relating to remeasurements of defined benefit plans	(229)	(213)
Income tax relating to financial assets measured at fair value through other comprehensive income included in other comprehensive income	(40)	(38)
Income tax relating to changes in fair value of financial liability attributable to change in credit risk liability	$ 6	$ (21)